Subsequent Events (Details Narrative) - USD ($)	Aug. 30, 2024	Nov. 23, 2021
P I P E Investor [Member]
Number of shares issued	400,000
Number of shares issued for service	200,000
Promissory notes	$ 1,750,000
Seamless Group Inc [Member]
Number of shares issued for acquisitions	40,000,000
EF Hutton [Member]
Promissory notes	$ 5,700,000
Greenberg Traurig L L P [Member]
Promissory notes	3,200,000
Sponsor [Member]
Promissory notes	$ 603,623
Underwriting Agreement [Member]
Percentage of underwriting discount		0.50%
Percent of underwriting deferred fee		3.00%
Underwriters Agreement [Member] | Deferred Fee [Member]
Proceeds from issuance initial public offering gross		$ 5,999,964
Common Class B [Member] | EF Hutton [Member]
Number of shares issued		69,999
Common Class B [Member] | Jones Trading [Member]
Number of shares issued		30,000
IPO [Member] | Underwriting Agreement [Member]
Proceeds from issuance initial public offering gross		$ 2,499,985
Percentage of underwriting discount		1.25%
IPO [Member] | Common Class A [Member]
Number of shares issued		17,391,200
Sale of stock price per share		$ 10.00
Proceeds from issuance initial public offering gross		$ 199,998,800
Private Placement [Member]
Number of shares issued	136,110
Proceeds from issuance or sale of equity	$ 1,750,000
Private Placement [Member] | Common Class A [Member]
Sale of stock price per share		$ 1.00
Sale of additional private warrants		7,032,580
Proceeds from issuance initial public offering gross		$ 7,796,842
Over-Allotment Option [Member] | Common Class A [Member]
Number of shares issued		2,608,680
Sale of stock price per share		$ 10.00
Private Warrants [Member] | Common Class A [Member]
Sale of stock price per share		$ 1.00
Sale of additional private warrants		764,262
Initial Public Offering And Private Placement [Member] | Common Class A [Member]
Proceeds from issuance initial public offering gross		$ 207,795,642
Private Placement Warrants [Member]
Proceeds from warrants		$ 202,998,782
P I P E Investor [Member]
Number of shares issued	400,000
Promissory notes	$ 1,940,000